UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22080
                                                    -----------

                    First Trust Active Dividend Income Fund
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
             -----------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: November 30
                                              -------------

                   Date of reporting period: August 31, 2011
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
AUGUST 31, 2011 (UNAUDITED)



     SHARES                                  DESCRIPTION                                       VALUE
---------------  --------------------------------------------------------------------      --------------

COMMON STOCKS - 89.8%

                 AEROSPACE & DEFENSE - 0.5%
          5,000  Lockheed Martin Corp. ..............................................      $      370,950
                                                                                           --------------

                 AUTO COMPONENTS - 1.0%
         25,000  Johnson Controls, Inc. .............................................             797,000
                                                                                           --------------

                 BEVERAGES - 4.3%
         25,000  Coca-Cola (The) Co. ................................................           1,761,250
          5,000  Diageo PLC, ADR ....................................................             401,300
         10,000  Dr. Pepper Snapple Group, Inc. .....................................             384,800
         12,000  PepsiCo, Inc. ......................................................             773,160
                                                                                           --------------
                                                                                                3,320,510
                                                                                           --------------

                 COMMERCIAL BANKS - 5.8%
         10,000  Bank of Nova Scotia ................................................             558,100
         60,000  BB&T Corp. .........................................................           1,337,400
         13,000  Canadian Imperial Bank of Commerce Canada ..........................           1,012,700
         30,000  PNC Financial Services Group, Inc. .................................           1,504,200
          3,000  Wells Fargo & Co. ..................................................              78,300
                                                                                           --------------
                                                                                                4,490,700
                                                                                           --------------

                 COMMUNICATIONS EQUIPMENT - 2.1%
         40,000  Harris Corp. .......................................................           1,614,000
                                                                                           --------------

                 COMPUTERS & PERIPHERALS - 0.2%
            500  Apple, Inc. (b).....................................................             192,415
                                                                                           --------------

                 CONSUMER FINANCE - 1.0%
         55,000  SLM Corp. ..........................................................             755,150
                                                                                           --------------

                 DIVERSIFIED FINANCIAL SERVICES - 2.0%
         42,500  JPMorgan Chase & Co. ...............................................           1,596,300
                                                                                           --------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 8.7%
          5,000  AT&T, Inc. .........................................................             142,400
         15,000  BCE, Inc. ..........................................................             601,950
         70,000  France Telecom S.A., ADR ...........................................           1,280,300
        130,000  Telecom Corp. of New Zealand Ltd. ..................................           1,418,300
         70,000  Telefonica S.A., ADR ...............................................           1,459,500
         24,000  Telstra Corp. Ltd., ADR ............................................             389,520
         40,000  Verizon Communications, Inc. .......................................           1,446,800
                                                                                           --------------
                                                                                                6,738,770
                                                                                           --------------

                 ELECTRIC UTILITIES - 2.2%
          5,000  Brookfield Infrastructure Partners L.P. ............................             132,550
         15,000  Duke Energy Corp. ..................................................             283,650
         65,000  Pepco Holdings, Inc. ...............................................           1,266,200
                                                                                           --------------
                                                                                                1,682,400
                                                                                           --------------

                 ENERGY EQUIPMENT & SERVICES - 1.1%
          8,000  Baker Hughes, Inc. .................................................             488,880
          5,000  Schlumberger, Ltd. .................................................             390,600
                                                                                           --------------
                                                                                                  879,480
                                                                                           --------------


                See Notes to Quarterly Portfolio of Investments           Page 1



FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
AUGUST 31, 2011 (UNAUDITED)



     SHARES                                  DESCRIPTION                                       VALUE
---------------  --------------------------------------------------------------------      --------------

COMMON STOCKS - (Continued)

                 FOOD PRODUCTS - 2.3%
         55,000  B&G Foods, Inc. ....................................................      $    1,001,550
         20,000  Campbell Soup Co. ..................................................             637,400
          5,000  Kraft Foods, Inc., Class A .........................................             175,100
                                                                                           --------------
                                                                                                1,814,050
                                                                                           --------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 2.8%
         25,000  Baxter International, Inc. .........................................           1,399,500
         10,000  Becton, Dickinson & Co. ............................................             813,800
                                                                                           --------------
                                                                                                2,213,300
                                                                                           --------------

                 HOTELS, RESTAURANTS & LEISURE - 4.1%
         60,000  Arcos Dorados Holdings, Inc. .......................................           1,654,200
         17,000  McDonald's Corp. ...................................................           1,537,820
                                                                                           --------------
                                                                                                3,192,020
                                                                                           --------------

                 HOUSEHOLD PRODUCTS - 0.9%
         10,000  Kimberly-Clark Corp. ...............................................             691,600
                                                                                           --------------

                 INSURANCE - 5.1%
         20,000  Lincoln National Corp. .............................................             415,000
         21,000  MetLife, Inc. ......................................................             705,600
         15,000  Principal Financial Group, Inc. ....................................             380,400
         28,000  Prudential Financial, Inc. .........................................           1,405,880
         50,000  XL Group PLC .......................................................           1,040,500
                                                                                           --------------
                                                                                                3,947,380
                                                                                           --------------

                 INTERNET & CATALOG RETAIL - 1.4%
          5,000  Amazon.com, Inc. (b)................................................           1,076,450
                                                                                           --------------

                 MACHINERY - 4.5%
         15,000  Caterpillar, Inc. ..................................................           1,365,000
         10,000  Deere & Co. ........................................................             808,200
         55,000  Westport Innovations, Inc. (b)......................................           1,345,300
                                                                                           --------------
                                                                                                3,518,500
                                                                                           --------------

                 METALS & MINING - 6.1%
         30,000  BHP Billiton Ltd., ADR .............................................           2,555,100
         20,000  Freeport-McMoRan Copper & Gold, Inc. ...............................             942,800
         80,000  Titanium Metals Corp. ..............................................           1,282,400
                                                                                           --------------
                                                                                                4,780,300
                                                                                           --------------

                 MULTI-UTILITIES - 2.5%
         55,000  Ameren Corp. .......................................................           1,664,300
          5,000  Dominion Resources, Inc. ...........................................             243,700
                                                                                           --------------
                                                                                                1,908,000
                                                                                           --------------

                 MULTILINE RETAIL - 1.8%
         30,000  Nordstrom, Inc. ....................................................           1,363,800
                                                                                           --------------

                 OIL, GAS & CONSUMABLE FUELS - 11.1%
          5,000  Apache Corp. .......................................................             515,350
         40,000  Chesapeake Energy Corp. ............................................           1,295,600


Page 2          See Notes to Quarterly Portfolio of Investments



FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
AUGUST 31, 2011 (UNAUDITED)


     SHARES/
      UNITS                                  DESCRIPTION                                        VALUE
---------------  --------------------------------------------------------------------      --------------

COMMON STOCKS - (Continued)

                 OIL, GAS & CONSUMABLE FUELS - (Continued)
         20,000  EnCana Corp. .......................................................      $      508,200
          6,000  Exxon Mobil Corp. ..................................................             444,240
         27,000  Linn Energy LLC ....................................................           1,021,950
         30,000  Penn West Petroleum Ltd. ...........................................             561,900
         30,000  Range Resources Corp. ..............................................           1,942,800
         25,000  Total S.A., ADR ....................................................           1,226,000
         25,000  TransCanada Corp. ..................................................           1,078,750
          2,000  Western Refining, Inc. (b)..........................................              34,880
                                                                                           --------------
                                                                                                8,629,670
                                                                                           --------------

                 PHARMACEUTICALS - 4.8%
         10,000  Abbott Laboratories ................................................             525,100
         40,000  Bristol-Myers Squibb Co. ...........................................           1,190,000
         45,000  Merck & Co., Inc. ..................................................           1,490,400
         30,000  Pfizer, Inc. .......................................................             569,400
                                                                                           --------------
                                                                                                3,774,900
                                                                                           --------------

                 REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.0%
         90,000  Annaly Capital Management, Inc. ....................................           1,631,700
         30,000  Government Properties Income Trust .................................             702,600
                                                                                           --------------
                                                                                                2,334,300
                                                                                           --------------

                 REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
         31,500  Preferred Apartment Communities, Inc. ..............................             222,075
                                                                                           --------------

                 ROAD & RAIL - 1.4%
         15,000  Canadian National Railway Co. ......................................           1,107,000
                                                                                           --------------

                 TOBACCO - 8.4%
         65,000  Altria Group, Inc. .................................................           1,767,350
         30,000  Philip Morris International, Inc. ..................................           2,079,600
         72,500  Reynolds American, Inc. ............................................           2,723,825
                                                                                           --------------
                                                                                                6,570,775
                                                                                           --------------

                 WIRELESS TELECOMMUNICATION SERVICES - 0.4%
          6,000  Philippine Long Distance Telephone Co. .............................             345,960
                                                                                           --------------
                 TOTAL COMMON STOCKS ................................................          69,927,755
                 (Cost $69,313,555)                                                        --------------

MASTER LIMITED PARTNERSHIPS - 5.7%

                 OIL, GAS & CONSUMABLE FUELS - 5.7%
          7,000  El Paso Pipeline Partners, L.P. ....................................             257,530
         30,000  Enbridge Energy Partners, L.P. .....................................             855,000
          2,500  Energy Transfer Partners, L.P. .....................................             112,650
          5,000  Enterprise Products Partners, L.P. .................................             210,750
         29,000  Genesis Energy, L.P. ...............................................             717,750
         15,000  Kinder Morgan Energy Partners, L.P. ................................           1,052,400
         14,000  Plains All American Pipeline, L.P. .................................             848,820


                See Notes to Quarterly Portfolio of Investments           Page 3



FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
AUGUST 31, 2011 (UNAUDITED)


     SHARES/
      UNITS                                  DESCRIPTION                                        VALUE
---------------  --------------------------------------------------------------------      --------------

MASTER LIMITED PARTNERSHIPS - (Continued)

                 OIL, GAS & CONSUMABLE FUELS - (Continued)
         10,000  Western Gas Partners, L.P. .........................................      $      363,200
                                                                                           --------------
                 TOTAL MASTER LIMITED PARTNERSHIPS ..................................           4,418,100
                 (Cost $4,451,478)                                                         --------------

EXCHANGE-TRADED FUNDS - 0.9%

                 CAPITAL MARKETS - 0.9%
         17,000  Proshares Short S&P500 (b)..........................................             734,230
                                                                                           --------------
                 TOTAL EXCHANGE-TRADED FUNDS ........................................             734,230
                 (Cost $733,023)                                                           --------------

                 TOTAL INVESTMENTS - 96.4% ..........................................          75,080,085
                 (Cost $74,498,056) (c)

                 NET OTHER ASSETS AND LIABILITIES - 3.6% ............................           2,817,579
                                                                                           --------------
                 NET ASSETS - 100.0% ................................................      $   77,897,664
                                                                                           ==============

--------

      (a) All percentages shown in the Portfolio of Investments are based on net assets.

      (b)   Non-income producing security.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of August 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,415,908 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,833,879.

      ADR   American Depositary Receipt


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of August 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   8/31/2011        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    69,927,755  $  69,927,755  $            --  $           --
Master Limited Partnerships*..................        4,418,100      4,418,100               --              --
Exchange-Traded Funds*........................          734,230        734,230               --              --
                                                ---------------  -------------  ---------------  --------------
TOTAL INVESTMENTS.............................  $    75,080,085  $  75,080,085  $            --  $           --
                                                ===============  =============  ===============  ==============


*See Portfolio of Investments for industry breakout.


Page 4          See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                    FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                          AUGUST 31, 2011 (UNAUDITED)



                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Active Dividend Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

      Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

      1)  the type of security;

      2)  the size of the holding;

      3)  the initial cost of the security;

      4)  transactions in comparable securities;

      5)  price quotes from dealers and/or pricing services;

      6)  relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)  an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)  ADR trading of similar securities;

      3)  closed-end fund trading of similar securities;

      4)  foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)  factors relating to the event that precipitated the pricing problem;

      7)  whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                    FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                          AUGUST 31, 2011 (UNAUDITED)




The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

         o  Quoted prices for similar securities in active markets.

         o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

         o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

         o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of August 31, 2011, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Trust Active Dividend Income Fund
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date   October 24, 2011
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date   October 24, 2011
     --------------------

By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date   October 24, 2011
     --------------------


* Print the name and title of each signing officer under his or her signature.